Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information for fiscal years 2025, 2024 and 2023 with respect to the compensation, as calculated under SEC rules, of our principal executive officer (“PEO”), our current CEO, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.
Pay Versus Performance Table

Year (a)	Summary compensation table total for PEO(1)(2) (b)	Compensation actually paid to PEO(3)(4) (c)	Average summary compensation table total for non- PEO named executive officers(1) (d)	Average summary compensation table total for non- PEO named executive officers(3)(4) (e)	Value of initial fixed $100 investment based on total shareholder return(5) (f)	Net income (loss)(6) (h)
2025	$1,433,041	$1,449,451	$539,882	$545,212	$65.06	$(7,899,000)
2024	$1,656,270	$1,177,742	$627,788	$469,399	$57.85	$3,460,000
2023	$1,751,842	$1,796,443	$636,321	$638,334	$107.05	$9,500,000

(1)	Christopher S. Forgy was our PEO for each year presented. Samuel D. Bush and Wayne P. Leland were the non-PEO NEOs for each year presented.
(2)
The dollar amounts reported in column (b) is the amount of total compensation reported for Mr. Forgy (our current President and Chief Executive Officer since December 7, 2022) for each corresponding year in the “Total” column of the 2025 summary compensation table. Refer to the “2025 Summary Compensation Table.”

(3)
Compensation actually paid amounts shown have been calculated in accordance with Item 402(v) of Regulation 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(4)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	FY 2025		FY 2024		FY 2023
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Summary Compensation Table (“SCT”) Total	$1,433,041	$539,882	$1,656,270	$627,788	$1,751,842	$636,321
Adjustments:
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(362,511)	(109,503)	(522,753)	(146,003)	(737,005)	(202,763)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	348,211	105,184	486,169	135,785	803,809	221,142
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	17,396	4,838	(294,821)	(92,799)	(8,173)	(6,057)
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	13,314	4,812	(147,123)	(55,372)	(14,030)	(10,309)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid to PEO (columns(c))	$1,449,451	$545,212	$1,177,742	$469,399	$1,796,443	$638,334

(5)	For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.
(6)	Net income (loss) is rounded to the nearest thousand.

Named Executive Officers, Footnote
(1)	Christopher S. Forgy was our PEO for each year presented. Samuel D. Bush and Wayne P. Leland were the non-PEO NEOs for each year presented.

PEO Total Compensation Amount	$ 1,433,041	$ 1,656,270	$ 1,751,842
PEO Actually Paid Compensation Amount	$ 1,449,451	1,177,742	1,796,443
Adjustment To PEO Compensation, Footnote
(4)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	FY 2025		FY 2024		FY 2023
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Summary Compensation Table (“SCT”) Total	$1,433,041	$539,882	$1,656,270	$627,788	$1,751,842	$636,321
Adjustments:
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(362,511)	(109,503)	(522,753)	(146,003)	(737,005)	(202,763)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	348,211	105,184	486,169	135,785	803,809	221,142
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	17,396	4,838	(294,821)	(92,799)	(8,173)	(6,057)
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	13,314	4,812	(147,123)	(55,372)	(14,030)	(10,309)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid to PEO (columns(c))	$1,449,451	$545,212	$1,177,742	$469,399	$1,796,443	$638,334

Non-PEO NEO Average Total Compensation Amount	$ 539,882	627,788	636,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 545,212	469,399	638,334
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	FY 2025		FY 2024		FY 2023
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Summary Compensation Table (“SCT”) Total	$1,433,041	$539,882	$1,656,270	$627,788	$1,751,842	$636,321
Adjustments:
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(362,511)	(109,503)	(522,753)	(146,003)	(737,005)	(202,763)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	348,211	105,184	486,169	135,785	803,809	221,142
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	17,396	4,838	(294,821)	(92,799)	(8,173)	(6,057)
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	13,314	4,812	(147,123)	(55,372)	(14,030)	(10,309)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)	—	—	—	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid to PEO (columns(c))	$1,449,451	$545,212	$1,177,742	$469,399	$1,796,443	$638,334

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 65.06	57.85	107.05
Net Income (Loss)	$ (7,899,000)	$ 3,460,000	$ 9,500,000
PEO Name	Christopher S. Forgy	Christopher S. Forgy	Christopher S. Forgy
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (362,511)	$ (522,753)	$ (737,005)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,211	486,169	803,809
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,396	(294,821)	(8,173)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,314	(147,123)	(14,030)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,503)	(146,003)	(202,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,184	135,785	221,142
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,838	(92,799)	(6,057)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,812	(55,372)	(10,309)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0